Goodwill (Details) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Goodwill [Abstract]
Acquisition cost of Moneytech POS Pty Ltd.	$ 99,126	$ 98,180
Fixed assets received	(55,222)	(54,695)
Liability assumed	25,819	25,572
Acquisition cost assigned to goodwill	$ 69,723	$ 69,057